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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: 12-31-2002

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Cullen Capital Management, Inc.

Address: 645 Fifth Ave., New York, New York 10022

Form 13F File Number: 28-4310

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James P. Cullen
Title: President
Phone: (212) 644-1800

Signature, Place, and Date of Signing:

/s/ James P. Cullen
-----------------------

New York, New York
03-06-2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      106

Form 13F Information Table Value Total:  243,901


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO Inc.                      COM              007585102      269     8200 SH       SOLE                     8200
Ace Limited                    COM              G0070K103     3653   124505 SH       SOLE                   124505
Aegon N.V. ADR                 COM              007924103      675    52594 SH       SOLE                    52594
Allied Capital Corp.           COM              01903Q108     6334   290156 SH       SOLE                   290156
Allied Defense Group Inc.      COM              019118108      442    23850 SH       SOLE                    23850
Allstate                       COM              020002101     4715   127470 SH       SOLE                   127470
Altria Group Inc               COM              02209S103     2718    67059 SH       SOLE                    67059
America First Re Invest.       COM              02364Y101       83    11850 SH       SOLE                    11850
America Online                 COM              00184A105      140    10700 SH       SOLE                    10700
American Elec Power            COM              025537101     3962   144982 SH       SOLE                   144982
American Southern              COM              032165102      439    22850 SH       SOLE                    22850
Apache Corp.                   COM              037411105      273     4785 SH       SOLE                     4785
Archer Daniels                 COM              039483102      190    15327 SH       SOLE                    15327
Avnet Inc                      COM              053807103     1333   123130 SH       SOLE                   123130
BP Amoco PLC                   COM              055622104     1629    40068 SH       SOLE                    40068
BRE Properties                 COM              05564E106     2892    92704 SH       SOLE                    92704
Banc One Corp                  COM              06423A103      268     7327 SH       SOLE                     7327
Bank of America                COM              060505104     3104    44617 SH       SOLE                    44617
Borg Warner Inc.               COM              099724106     5502   109132 SH       SOLE                   109132
Boyd Gaming Corp.              COM              103304101      492    35050 SH       SOLE                    35050
Bristol Meyers                 COM              110122108     5446   235232 SH       SOLE                   235232
Burlington Industries          COM              121693105        5   100000 SH       SOLE                   100000
Cadbury Schwepps               COM              127209302      252     9831 SH       SOLE                     9831
Canadian National              COM              136375102     4732   113848 SH       SOLE                   113848
Canadian Pacific Ltd           COM              13645T100     1074    54500 SH       SOLE                    54500
Cato Corp. New                 COM              149205106      343    15900 SH       SOLE                    15900
ChevronTexaco Corp.            COM              166764100     3717    55910 SH       SOLE                    55910
Chicago Bridge & Iron          COM              167250109      633    20950 SH       SOLE                    20950
Chubb Corp                     COM              171232101     1640    31414 SH       SOLE                    31414
Citigroup, Inc.                COM              172967101      418    11870 SH       SOLE                    11870
Colonial BancGroup Inc.        COM              195493309      459    38450 SH       SOLE                    38450
Compass Bancshares             COM              20449H109     6683   213710 SH       SOLE                   213710
Conagra Foods Inc.             COM              205887102     5920   236708 SH       SOLE                   236708
ConocoPhilips                  COM              20825C104     8548   176652 SH       SOLE                   176652
Cooper Tire & Rubber           COM              216831107      453    29500 SH       SOLE                    29500
Del Monte Foods Co.            COM              24522P103      375    48684 SH       SOLE                    48684
Dow Chemical                   COM              260543103     3430   115500 SH       SOLE                   115500
DuPont de Nemours              COM              263534109      939    22138 SH       SOLE                    22138
El Paso Energy                 COM              28336L109      112    16076 SH       SOLE                    16076
Electronic Data Sys            COM              285661104      438    23790 SH       SOLE                    23790
Equity Res. Properties         COM              29476L107     2164    88020 SH       SOLE                    88020
Exxon Mobil Corp.              COM              30231G102      539    15418 SH       SOLE                    15418
FPL Group                      COM              302571104      696    11580 SH       SOLE                    11580
Fed Nat Mortgage               COM              313586109     4654    72353 SH       SOLE                    72353
FedEx Corp.                    COM              31428X106     3244    59830 SH       SOLE                    59830
First National Corp.           COM              320942105      557    23210 SH       SOLE                    23210
First VA Banks Inc             COM              337477103      201     5400 SH       SOLE                     5400
Fleet Boston Financial         COM              339030108     7357   302756 SH       SOLE                   302756
Flow International             COM              343468104       26    10262 SH       SOLE                    10262
Franklin Resources             COM              354613101      203     5970 SH       SOLE                     5970
Gallaher Group ADS             COM              363595109      529    13500 SH       SOLE                    13500
Genesse & Wyoming Inc.         COM              371559105      704    34600 SH       SOLE                    34600
Genuine Parts Co.              COM              372460105     2451    79585 SH       SOLE                    79585
HJ Heinz CO                    COM              423074103     3736   113670 SH       SOLE                   113670
Harrah's                       COM              413619107     5126   129457 SH       SOLE                   129457
Hartford Financial             COM              416515104      204     4500 SH       SOLE                     4500
Health Care Properties Invt    COM              421915109     3217    84007 SH       SOLE                    84007
Healthcare Realty Tr.          COM              421946104     4717   161276 SH       SOLE                   161276
Hellenic Telecomm.             COM              423325307      515    96490 SH       SOLE                    96490
Honeywell Inc.                 COM              438516106     3006   125230 SH       SOLE                   125230
Hypercom Corp.                 COM              44913M105      224    60000 SH       SOLE                    60000
Integrated Electrical Services COM              45811E103      245    63700 SH       SOLE                    63700
JP Morgan Chase                COM              46625H100     3620   153007 SH       SOLE                   153007
Key Corp                       COM              493267108      208     8284 SH       SOLE                     8284
Kimberly Clark of Mex          COM              494386204     4072   368500 SH       SOLE                   368500
Lafarge NA Inc.                COM              505862102     5452   165980 SH       SOLE                   165980

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MGM Mirage                     COM              552953101     3108    94275 SH       SOLE                    94275
Marathon Oil Corp              COM              565849106     1450    68090 SH       SOLE                    68090
Marsh & Mclennan               COM              571748102      498    10844 SH       SOLE                    10844
May Dept. Stores               COM              577778103      222     9667 SH       SOLE                     9667
Mellon Financial               COM              58551A108     2001    76631 SH       SOLE                    76631
Merck & CO.                    COM              589331107     9857   174123 SH       SOLE                   174123
Merrill Lynch & Co.            COM              590188108     4898   129070 SH       SOLE                   129070
Nat. Bank of Canada            COM              633067103     1466    71090 SH       SOLE                    71090
Navistar Intn'l Corp           COM              63934E108      434    17850 SH       SOLE                    17850
New Century Financial Corp.    COM              64352D101      565    22250 SH       SOLE                    22250
Northrop Grumman               COM              666807102     5438    56059 SH       SOLE                    56059
Ocwen Financial Corp.          COM              675746101       32    11400 SH       SOLE                    11400
Office Depot                   COM              676220106      594    40250 SH       SOLE                    40250
Old Republic Int'l             COM              680223104      732    26126 SH       SOLE                    26126
PNC Financial                  COM              693475105      300     7170 SH       SOLE                     7170
Partner Re Ltd                 COM              G6852T105      994    19180 SH       SOLE                    19180
Petrochina Company Ltd - ADR   COM              71646E100     6843   340981 SH       SOLE                   340981
Petroleo Brasileiro            COM              71654V408     1038    69450 SH       SOLE                    69450
Philips Electronics            COM              500472303     2910   164603 SH       SOLE                   164603
RJ Reynolds Tobacco            COM              76182K105      770    18280 SH       SOLE                    18280
Raytheon Co.(New)              COM              755111507     8771   285231 SH       SOLE                   285231
Repsol-YPF                     COM              76026T205      643    49180 SH       SOLE                    49180
Royal Dutch Petrol             COM              780257804      466    10580 SH       SOLE                    10580
SBC Communications             COM              78387G103     2799   103257 SH       SOLE                   103257
Sappi Ltd. ADS                 COM              803069202     6865   519260 SH       SOLE                   519260
Sara Lee Corp                  COM              803111103      728    32350 SH       SOLE                    32350
Schering Plough                COM              806605101     1331    59948 SH       SOLE                    59948
Sempra Energy                  COM              816851109     7779   328920 SH       SOLE                   328920
Sun Communities                COM              866674104     3298    90191 SH       SOLE                    90191
Toys R Us Inc                  COM              892335100      427    42700 SH       SOLE                    42700
UBS Securities                 COM              H8920G155     1594    33133 SH       SOLE                    33133
US Bancorp New                 COM              902973304     1855    87428 SH       SOLE                    87428
Union Planters Corp            COM              908068109     4647   165151 SH       SOLE                   165151
United Defense Inds Inc.       COM              91018B104      671    28800 SH       SOLE                    28800
Verizon                        COM              92343V104     4909   126696 SH       SOLE                   126696
Wachovia Corp 2nd New          COM              929903102      243     6660 SH       SOLE                     6660
Wells Fargo & Co               COM              949746101      625    13341 SH       SOLE                    13341
Westmoreland Coal Co.          COM              960878106      465    39550 SH       SOLE                    39550
XL Capital Ltd. Cl A           COM              G98255105      616     7970 SH       SOLE                     7970
Ford Motor Cap Tr II           PFD              345395206     8618   210970 SH       SOLE                   210970